Share-based compensation - Summary of Total Stock-based Compensation Expenses (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	$ 923,000	$ 611	$ 2,810,000	$ 1,604
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	78,000	237	378,000	631
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
share-based compensation expense	$ 845,000	$ 374	$ 2,432,000	$ 973